Financing Activities (Long-term Debt and Equity Securities) (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Less current portion of Long-term Debt			$ 535		$ 884
Total Long-term Debt, noncurrent			1,683		$ 3,175
PPL Energy Supply LLC [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Principal outstanding			2,238	$ 2,547
Fair market value adjustments			(19)	(22)
Unamortized premium and (discount), net			(1)	0
Total Long-term Debt			2,218	2,525
Less current portion of Long-term Debt			535	304
Total Long-term Debt, noncurrent			1,683	2,221
Aggregate maturities of long-term debt (Details) [Abstract]
2015			535
2016			354
2017			4
2018			403
2019			4
Thereafter			938
Total			$ 2,238	2,547
PPL Energy Supply LLC [Member] | Unsecured Debt
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Weighted-Average Rate	[1]		5.31%
Maturity date of long-term debt range start	[1]		Sep. 01, 2015
Maturity date of long-term date range end	[1]		Dec. 15, 2036
Principal outstanding			$ 2,193	2,493
Stated interest rate		5.40%
Aggregate maturities of long-term debt (Details) [Abstract]
Total			$ 2,193	2,493
Stated interest rate		5.40%
Repayments of senior notes		$ 300
PPL Energy Supply LLC [Member] | Senior Secured Notes
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Weighted-Average Rate			8.86%
Maturity date (in years)			Nov. 30, 2025
Principal outstanding			$ 45	49
Aggregate maturities of long-term debt (Details) [Abstract]
Total			45	49
PPL Energy Supply LLC [Member] | Other
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Principal outstanding			0	5
Aggregate maturities of long-term debt (Details) [Abstract]
Total			$ 0	$ 5
PPL Energy Supply LLC [Member] | Reset Put Securities | Unsecured Debt
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Maturity date (in years)			Dec. 31, 2035
Principal outstanding			$ 300
Stated interest rate			5.70%
Percentage of principal amount the remarketing dealer will pay if the REPS are purchased for remarketing			100.00%
Aggregate maturities of long-term debt (Details) [Abstract]
Total			$ 300
Stated interest rate			5.70%

[1]	Includes $300 million of 5.70% REset Put Securities due 2035 (REPS). The REPS bear interest at a rate of 5.70% per annum to, but excluding, October 15, 2015 (Remarketing Date). The REPS are required to be put by existing holders on the Remarketing Date either for (a) purchase and remarketing by a designated remarketing dealer or (b) repurchase by PPL Energy Supply. If the remarketing dealer elects to purchase the REPS for remarketing, it will purchase the REPS at 100% of the principal amount, and the REPS will bear interest on and after the Remarketing Date at a new fixed rate per annum determined in the remarketing. PPL Energy Supply has the right to terminate the remarketing process. If the remarketing is terminated at the option of PPL Energy Supply or under certain other circumstances, including the occurrence of an event of default by PPL Energy Supply under the related indenture or a failed remarketing for certain specified reasons, PPL Energy Supply will be required to pay the remarketing dealer a settlement amount as calculated in accordance with the related remarketing agreement.